Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
12.	RELATED PARTY TRANSACTIONS

The following is a list of related parties which the Group has transactions with:

No.	Name of Related Parties	Relationship with the Group
a	Soon Huat Lim	Founder, Chairman of Board of Directors, Chief Executive Officer
b	Poh Kiong Tan	Chief Technology Officer and Director
c	Trident Consultancy Pte. Ltd.	100% equity interests owned by Soon Huat Lim
d	Trident Foodtech Pte. Ltd.	100% equity interests owned by Soon Huat Lim
e	Apollo Entertainment Media Pte. Ltd.	30% equity interests owned by Soon Huat Lim
f	Cong Ty Tnhh Trident Digital Tech	100% equity interests owned by Poh Kiong Tan

Amounts due to related parties, current

Amounts due to related parties consisted of the following for the periods indicated:

	As of December 31,
	2025	2024
Cong Ty Tnhh Trident Digital Tech(1)	$46,976	$-
Total	$46,976	$-

Amounts due to related parties, non-current

Amounts due to related parties consisted of the following for the periods indicated:

	As of December 31,
	2025	2024
Soon Huat Lim(2)	$5,927,012	$1,213,612
Poh Kiong Tan(3)	125,512	90,495
Cong Ty Tnhh Trident Digital Tech	-	41,118
	$6,052,524	$1,345,225

(1)	The balance represented service payable to this related party, and the maturity date was June 30, 2026.
(2)	The balance represented loan from this related party for the Group’s daily operation at nil interest rate and a maturity date of June 30, 2027.
(3)	The balance represented loan from this related party for the Group’s daily operation at nil interest, and expenses paid on behalf of the Group, with a maturity date of June 30, 2027.

Guarantee

On July 20, 2025, Mr. Soon Huat Lim provided guarantee for the loan of the Group from Firmus Tactical Opportunities Fund. The loan facility is up to $1,477,564 (SGD1,900,000) and the Group drew $466,599 (SGD600,000) under the facility and the maturity date is January 2026.

Related parties transactions

	For the years ended December 31,
	2025	2024	2023
Nature:
Poh Kiong Tan
Loan from related parties	$22,961	$132,604	$56,056
Repayment of loan from related party	6,123	44,900	56,056
Expenses paid on behalf of the Group	-	56	1,456

Soon Huat Lim
Loan from related party	$7,967,673	$3,408,463	$693,953
Repayment of loan from related party	3,407,954	2,167,700	939,578
Expenses paid on behalf of the Group	4,619	-	-
Settlement of loan to related party	-	246,819	-
Deemed dividend(1)	-	-	74,471
Settlement of expenses paid on behalf of the Group	-	-	1,489

Trident Consultancy Pte. Ltd.
Loan from related party	$-	$-	$297,885
Repayment of loan from related party	-	-	819,184
Interest income from loan to related party	-	-	15,639

Apollo Entertainment Media Pte. Ltd.
Return of prepayment for purchase of tickets	$-	$83,932	$-
Consumption of tickets and hot chocolate	-	2,869	8,914
Prepayments to related party for tickets and hot chocolate	-	-	95,296

Trident Foodtech Pte. Ltd.
Rental expenses paid to related party	$-	$22,450	$31,278
Marketing services provided to the Company	77	-	-

Cong Ty Tnhh Trident Digital Tech
Research and development services provided to the Company	$440,243	$77,227	$-
Maintenance services provided to the Company	117,044	89,318	-

(1)	For the years ended December 31, 2023, QZT declared dividends to Soon Huat Lim.